CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended			4 Months Ended	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
CONDENSED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 339,968			$ 252,254	$ 905,288
Loss from operations	(339,968)			(252,254)	(905,288)
Other income:
Interest earned on investments held in Trust Account				16,874
Other income	830,040				1,091,041
Income before provision for income taxes	490,072				185,753
Net income (loss)	$ 326,264	$ (101,620)	$ (226,114)	$ (235,380)	$ (1,470)
Basic, weighted average shares outstanding	26,851,000			9,182,858	26,851,000
Diluted weighted average shares outstanding	26,851,000			9,182,858	26,851,000
Basic net income (loss) per common stock	$ 0.01			$ (0.03)	$ 0.00
Diluted net income (loss) per common stock	$ 0.01			$ (0.03)	$ 0.00